UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-02280

Name of Registrant:	Putnam Convertible Securities Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Convertible Securities Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2015 - 06/30/2016

Registrant :	Putnam Convertible Securities Fund
Fund Name :	Putnam Convertible Securities Fund
Date of fiscal year end:	10/31

Amazon.com, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	AMZN	CUSIP 023135106	05/17/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Jeffrey P. Bezos	Mgmt	For	For	For
	2	Elect Tom A. Alberg	Mgmt	For	For	For
	3	Elect John Seely Brown	Mgmt	For	For	For
	4	Elect William B. Gordon	Mgmt	For	For	For
	5	Elect Jamie S. Gorelick	Mgmt	For	For	For
	6	Elect Judith A McGrath	Mgmt	For	For	For
	7	Elect Jonathan J. Rubinstein	Mgmt	For	For	For
	8	Elect Thomas O. Ryder	Mgmt	For	For	For
	9	Elect Patricia Q. Stonesifer	Mgmt	For	For	For
	10	Elect Wendell P. Weeks	Mgmt	For	For	For
	11	Ratification of Auditor	Mgmt	For	For	For
	12	Shareholder Proposal Regarding Sustainability Report	ShrHoldr	Against	Against	For
	13	Shareholder Proposal Regarding Human Rights Report	ShrHoldr	Against	Against	For
	14	Shareholder Proposal Regarding Political Contributions and Expenditures Report	ShrHoldr	Against	Against	For

DISH Network Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	DISH	CUSIP 25470M109	05/02/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect George R. Brokaw	Mgmt	For	For	For
	1.2	Elect James DeFranco	Mgmt	For	For	For
	1.3	Elect Cantey M. Ergen	Mgmt	For	For	For
	1.4	Elect Charles W. Ergen	Mgmt	For	For	For
	1.5	Elect Steven R. Goodbarn	Mgmt	For	For	For
	1.6	Elect Charles M. Lillis	Mgmt	For	For	For
	1.7	Elect Afshin Mohebbi	Mgmt	For	For	For
	1.8	Elect David K. Moskowitz	Mgmt	For	For	For
	1.9	Elect Tom A. Ortolf	Mgmt	For	For	For
	1.10	Elect Carl E. Vogel	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

DISH Network Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	DISH	CUSIP 25470M109	11/03/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect George R. Brokaw	Mgmt	For	For	For
	1.2	Elect James DeFranco	Mgmt	For	For	For
	1.3	Elect Cantey M. Ergen	Mgmt	For	For	For
	1.4	Elect Charles W. Ergen	Mgmt	For	For	For
	1.5	Elect Steven R. Goodbarn	Mgmt	For	For	For
	1.6	Elect Charles M. Lillis	Mgmt	For	For	For
	1.7	Elect Afshin Mohebbi	Mgmt	For	For	For
	1.8	Elect David K. Moskowitz	Mgmt	For	For	For
	1.9	Elect Tom A. Ortolf	Mgmt	For	For	For
	1.10	Elect Carl E. Vogel	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Article Amendments to Designate an Exclusive Forum	Mgmt	For	For	For

Gulfport Energy Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	GPOR	CUSIP 402635304	06/10/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Michael G. Moore	Mgmt	For	For	For
	1.2	Elect Craig Groeschel	Mgmt	For	For	For
	1.3	Elect David L. Houston	Mgmt	For	For	For
	1.4	Elect C. Doug Johnson	Mgmt	For	For	For
	1.5	Elect Ben T. Morris	Mgmt	For	For	For
	1.6	Elect Scott E. Streller	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Report on Monitoring and Managing Methane Emissions	ShrHoldr	Against	Against	For

Jazz Pharmaceuticals plc
	Ticker	Security ID:	Meeting Date		Meeting Status
	JAZZ	CUSIP G50871105	07/30/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Peter Gray	Mgmt	For	For	For
	2	Elect Kenneth W. O'Keefe	Mgmt	For	For	For
	3	Elect Elmar Schnee	Mgmt	For	For	For
	4	Elect Catherine A. Sohn	Mgmt	For	For	For
	5	Ratification of Auditor	Mgmt	For	For	For
	6	Authority to Repurchase Shares	Mgmt	For	For	For
	7	Advisory Vote on Executive Compensation	Mgmt	For	For	For

PulteGroup, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PHM	CUSIP 745867101	05/04/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Brian P. Anderson	Mgmt	For	For	For
	1.2	Elect Bryce Blair	Mgmt	For	For	For
	1.3	Elect Richard W. Dreiling	Mgmt	For	For	For
	1.4	Elect Richard J. Dugas, Jr.	Mgmt	For	For	For
	1.5	Elect Thomas J. Folliard	Mgmt	For	For	For
	1.6	Elect Cheryl W. Grise	Mgmt	For	For	For
	1.7	Elect Andre J. Hawaux	Mgmt	For	For	For
	1.8	Elect Debra J. Kelly-Ennis	Mgmt	For	For	For
	1.9	Elect Patrick J. O'Leary	Mgmt	For	For	For
	1.10	Elect James J. Postl	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Extension of Section 382 Rights Agreement	Mgmt	For	For	For
	5	Shareholder Proposal Regarding Majority Vote for Election of Directors	ShrHoldr	Against	For	Against

Teva Pharmaceutical Industries Ltd.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TEVA	CUSIP 881624209	09/03/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Roger Abravanel	Mgmt	For	For	For
	2	Elect Rosemary A. Crane	Mgmt	For	For	For
	3	Elect Gerald M. Lieberman	Mgmt	For	For	For
	4	Elect Galia Maor	Mgmt	For	For	For
	5	Elect Gabrielle Greene-Sulzberger	Mgmt	For	For	For
	6	Amendment to Compensation Policy	Mgmt	For	Against	Against
	7	Declaration of Material Interest	Mgmt	N/A	Against	N/A
	8	Remuneration of Directors	Mgmt	For	For	For
	9	Remuneration of Chairman	Mgmt	For	For	For
	10	Salary Increase of CEO	Mgmt	For	For	For
	11	Special Bonus of CEO	Mgmt	For	For	For
	12	2015 Long-Term Equity-Based Incentive Plan	Mgmt	For	For	For
	13	Appointment of Auditor	Mgmt	For	For	For

Teva Pharmaceutical Industries Ltd.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TEVA	CUSIP 881624209	11/05/2015		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Creation of Preferred Shares	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Securities Fund

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 15, 2016

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 15, 2016

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liason of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	July 29, 2016

Jonathan S. Horwitz

Schedule A

Putnam American Government Income Fund

Putnam Arizona Tax Exempt Income Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam Equity Income Fund

Putnam Europe Equity Fund

Putnam Funds Trust

George Putnam Balanced Fund

Putnam Global Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Natural Resources Fund

Putnam Global Utilities Fund

The Putnam Fund for Growth and Income

Putnam High Income Securities Fund

Putnam High Yield Advantage Fund

Putnam High Yield Trust

Putnam Income Fund

Putnam Investment Grade Municipal Trust

Putnam International Equity Fund

Putnam Investment Funds

Putnam Investors Fund

Putnam Limited Duration Government Income Fund

Putnam Managed Municipal Income Trust

Putnam Massachusetts Tax Exempt Income Fund

Putnam Master Intermediate Income Trust

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Recovery Fund

Putnam Multi-Cap Growth Fund

Putnam Municipal Opportunities Trust

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Premier Income Trust

Putnam RetirementReady→ Funds

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund

Putnam Tax-Free Income Trust

Putnam U.S. Government Income Trust

Putnam Vista Fund

Putnam Variable Trust

Putnam Voyager Fund